25. Leases (Details - Supplemental information related to operating leases) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 497
New operating lease assets obtained in exchange for operating lease liabilities	$ 2,419